CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts payables	¥ 282,354,000	$ 40,937	¥ 161,006,000
Payroll payable	266,340,000	38,616	277,383,000
Amounts due to NetEase Group	68,809,000	9,976	83,041,000
Contract liabilities	1,067,285,000	154,742	1,065,639,000
Taxes payable	50,908,000	7,381	53,323,000
Accrued liabilities and other payables	564,922,000	81,907	515,567,000
Long-term lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	43,635,000	6,326	73,070,000
Other non-current liabilities	¥ 8,832,000	$ 1,281	¥ 2,411,000
Ordinary shares issued | shares	122,735,337	122,735,337	123,267,785
Ordinary shares outstanding | shares	122,735,337	122,735,337	123,267,785
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized | shares	200,000,000	200,000,000	200,000,000
Ordinary shares issued | shares	34,446,977	34,446,977	34,979,425
Ordinary shares outstanding | shares	34,446,977	34,446,977	34,979,425
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares issued | shares	88,288,360	88,288,360	88,288,360
Ordinary shares outstanding | shares	88,288,360	88,288,360	88,288,360
VIEs [Member]
Accounts payables | ¥	¥ 49,305,000		¥ 45,756,000
Payroll payable | ¥	10,803,000		11,873,000
Amounts due to NetEase Group | ¥	7,538,000		23,984,000
Contract liabilities | ¥	1,017,029,000		1,011,734,000
Taxes payable | ¥	19,516,000		4,072,000
Accrued liabilities and other payables | ¥	122,758,000		65,547,000
Long-term lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries | ¥	22,565,000		15,803,000
Other non-current liabilities | ¥	¥ 4,498,000		¥ 0